Investment Properties - Summary of Fair Value Measurement Hierarchy of Investment Properties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [Line Items]
Buildings	¥ 653	¥ 724
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of detailed information about investment property [Line Items]
Buildings	1,125	1,127
Not measured at fair value but for which fair values are disclosed [member] | Quoted pricesin active markets (Level 1)
Disclosure of detailed information about investment property [Line Items]
Buildings	0
Not measured at fair value but for which fair values are disclosed [member] | Significant observable inputs (Level 2) [member]
Disclosure of detailed information about investment property [Line Items]
Buildings	144	243
Not measured at fair value but for which fair values are disclosed [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about investment property [Line Items]
Buildings	¥ 981	¥ 884